UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® InterMarket Income Trust I

2/28/09

Quarterly portfolio holdings

MFS

INVESTMENT MANAGEMENT

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09

Issuer	Shares/Par		Value ($)
Bonds – 101.0%
Aerospace – 0.4%
Bombardier, Inc., 6.3%, 2014 (n)		$220,000	$147,400
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		75,000	14,250
TransDigm Group, Inc., 7.75%, 2014		40,000	36,800
Vought Aircraft Industries, Inc., 8%, 2011		200,000	110,000

			$308,450

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014		$210,000	$134,377

Apparel Manufacturers – 0.1%
Broder Brothers Co., 11.25%, 2010		$85,000	$19,763
Hanesbrands, Inc., FRN, 5.697%, 2014		75,000	49,500

			$69,263

Asset Backed & Securitized – 0.6%
Equity One ABS, Inc., FRN, 4.205%, 2034		$425,000	$318,047
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034		350,000	193,526

			$511,573

Automotive – 1.0%
Accuride Corp., 8.5%, 2015		$55,000	$16,500
Allison Transmission, Inc., 11%, 2015 (n)		230,000	111,550
FCE Bank PLC, 7.125%, 2012	EUR	350,000	270,665
Ford Motor Credit Co. LLC, 9.75%, 2010		$105,000	67,799
Ford Motor Credit Co. LLC, 12%, 2015		250,000	145,553
Ford Motor Credit Co. LLC, 8%, 2016		160,000	75,370
General Motors Corp., 8.375%, 2033		36,000	4,770
Goodyear Tire & Rubber Co., 8.625%, 2011		36,000	28,800
Goodyear Tire & Rubber Co., 9%, 2015		88,000	66,440

			$787,447

Broadcasting – 1.5%
Allbritton Communications Co., 7.75%, 2012		$185,000	$83,250
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		105,000	11,025
CBS Corp., 6.625%, 2011		500,000	467,585
Clear Channel Communications, 10.75%, 2016 (n)		55,000	7,975
DirectTV Holdings LLC, 7.625%, 2016		200,000	192,000
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (z)		55,000	50,875
Lamar Media Corp., 6.625%, 2015		250,000	161,250
Lamar Media Corp., “C”, 6.625%, 2015		95,000	59,375
LBI Media, Inc., 8.5%, 2017 (z)		100,000	30,000
LIN TV Corp., 6.5%, 2013		170,000	88,400
Local TV Finance LLC, 9.25%, 2015 (z)(p)		160,000	16,200
Newport Television LLC, 13%, 2017 (n)(p)		180,000	7,200
Nexstar Broadcasting Group, Inc., 7%, 2014		195,000	68,494
Univision Communications, Inc., 9.75%, 2015 (n)(p)		195,000	14,625

			$1,258,254

Brokerage & Asset Managers – 0.1%
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)		$250,000	$25
Nuveen Investments, Inc., 10.5%, 2015 (n)		265,000	60,950

			$60,975

Building – 0.9%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		$130,000	$39,000
Building Materials Corp. of America, 7.75%, 2014		250,000	171,250
CRH PLC, 8.125%, 2018		550,000	428,302
Nortek, Inc., 10%, 2013		90,000	36,000
Nortek, Inc., 8.5%, 2014		50,000	8,000
Ply Gem Industries, Inc., 9%, 2012		90,000	20,700

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Building – continued
Ply Gem Industries, Inc., 11.75%, 2013		$70,000	$32,200

			$735,452

Business Services – 0.4%
First Data Corp., 9.875%, 2015		$250,000	$137,500
SunGard Data Systems, Inc., 9.125%, 2013		100,000	85,000
SunGard Data Systems, Inc., 10.25%, 2015		160,000	109,600

			$332,100

Cable TV – 1.4%
Cablevision Systems Corp., 8%, 2012		$110,000	$106,425
CCO Holdings LLC, 8.75%, 2013		260,000	202,800
Charter Communications, Inc., 8.375%, 2014 (n)		90,000	77,400
Charter Communications, Inc., 10.875%, 2014 (n)		45,000	41,625
CSC Holdings, Inc., 8.5%, 2014 (z)		40,000	38,400
Mediacom LLC, 9.5%, 2013		70,000	60,900
Time Warner Cable, Inc., 5.4%, 2012		330,000	317,491
Virgin Media Finance PLC, 8.75%, 2014	EUR	165,000	183,031
Virgin Media, Inc., 9.125%, 2016		$130,000	114,238

			$1,142,310

Chemicals – 0.6%
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	$38,033
Innophos Holdings, Inc., 8.875%, 2014		$150,000	119,250
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		125,000	102,500
Momentive Performance Materials, Inc., 11.5%, 2016		193,000	40,530
Nalco Co., 7.75%, 2011		120,000	118,800
Nalco Co., 8.875%, 2013		75,000	72,563

			$491,676

Computer Software - Systems – 0.3%
IBM International Group Capital LLC, FRN, 1.524%, 2009		$230,000	$230,237

Conglomerates – 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		$540,000	$529,894

Consumer Goods & Services – 1.3%
Corrections Corp. of America, 6.25%, 2013		$90,000	$86,175
GEO Group, Inc., 8.25%, 2013		120,000	108,000
Jarden Corp., 7.5%, 2017		110,000	85,800
KAR Holdings, Inc., 5.17%, 2014		65,000	23,400
KAR Holdings, Inc., 10%, 2015		135,000	45,900
Procter & Gamble Co., 4.6%, 2014		310,000	325,255
Service Corp. International, 7.375%, 2014		20,000	19,100
Service Corp. International, 6.75%, 2016		65,000	59,150
Service Corp. International, 7%, 2017		290,000	263,900
Ticketmaster, 10.75%, 2016 (n)		70,000	50,400

			$1,067,080

Containers – 0.8%
Crown Americas LLC, 7.625%, 2013		$100,000	$100,500
Crown Americas LLC, 7.75%, 2015		195,000	196,463
Graham Packaging Holdings Co., 9.875%, 2014		170,000	107,100
Owens-Brockway Glass Container, Inc., 8.25%, 2013		170,000	171,700
Owens-Illinois, Inc., 7.5%, 2010		100,000	101,500

			$677,263

Defense Electronics – 0.3%
L-3 Communications Corp., 5.875%, 2015		$125,000	$115,313
L-3 Communications Corp., 6.375%, 2015		130,000	122,850

			$238,163

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.7%
Flextronics International Ltd., 6.25%, 2014	$100,000	$84,000
Freescale Semiconductor, Inc., 8.875%, 2014	85,000	15,300
Spansion, Inc., 11.25%, 2016 (n)(d)	160,000	3,800
Tyco Electronics Ltd., 6%, 2012	500,000	440,699

		$543,799

Emerging Market Quasi-Sovereign – 1.5%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$160,000	$148,200
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	203,000	193,964
Gazprom International S.A., 7.201%, 2020	116,414	93,928
Korea Development Bank, 8%, 2014	166,000	167,733
National Power Corp., FRN, 5.5%, 2011	148,000	140,565
Pemex Project Funding Master Trust, 5.75%, 2018	183,000	148,115
Petroleos Mexicanos, 8%, 2019 (n)	90,000	88,425
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	231,676

		$1,212,606

Emerging Market Sovereign – 0.7%
Republic of Argentina, FRN, 1.683%, 2012	$105,400	$56,670
Republic of Colombia, 7.375%, 2017	146,000	146,803
Republic of Indonesia, 6.875%, 2018 (n)	101,000	76,760
Republic of Indonesia, 6.875%, 2018	118,000	89,680
Republic of Turkey, 7%, 2019	108,000	95,580
Republic of Uruguay, 8%, 2022	134,000	121,940

		$587,433

Energy - Independent – 2.8%
Chaparral Energy, Inc., 8.875%, 2017	$170,000	$40,800
Chesapeake Energy Corp., 6.375%, 2015	210,000	171,675
EDF Energies Nouvelles S.A., 6.5%, 2019 (z)	450,000	456,746
Forest Oil Corp., 8.5%, 2014 (z)	75,000	68,250
Forest Oil Corp., 7.25%, 2019	65,000	52,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	160,000	122,400
Hilcorp Energy I LP, 9%, 2016 (n)	175,000	139,125
Mariner Energy, Inc., 8%, 2017	190,000	126,350
Mcmoran Exploration Co., 11.875%, 2014	55,000	40,013
Newfield Exploration Co., 6.625%, 2014	100,000	89,000
Newfield Exploration Co., 6.625%, 2016	45,000	39,150
OPTI Canada, Inc., 8.25%, 2014	275,000	93,500
Petrohawk Energy Corp., 10.5%, 2014 (z)	75,000	73,875
Plains Exploration & Production Co., 7%, 2017	225,000	191,813
Quicksilver Resources, Inc., 7.125%, 2016	265,000	174,900
Range Resource Corp., 7.5%, 2016	20,000	18,500
SandRidge Energy, Inc., 8%, 2018 (n)	150,000	117,000
XTO Energy, Inc., 5.75%, 2013	264,000	262,452

		$2,277,549

Energy - Integrated – 2.1%
BP Capital Markets PLC, 5.25%, 2013	$350,000	$371,897
ConocoPhillips, 5.75%, 2019	630,000	616,490
Hess Corp., 8.125%, 2019	120,000	122,313
Petro-Canada, 6.05%, 2018	500,000	412,156
Petrobras International Finance Co., 7.875%, 2019	158,000	158,395
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	100,000	69,390

		$1,750,641

Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016	$110,000	$99,000

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Marquee Holdings, Inc., 9.505%, 2014	$85,000	$56,950

		$155,950

Financial Institutions – 1.4%
General Electric Capital Corp., FRN, 1.3%, 2012	$290,000	$237,439
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011 (z)	427,000	277,976
GMAC Commercial Mortgage Securities, Inc., 7%, 2012 (z)	70,000	41,728
GMAC Commercial Mortgage Securities, Inc., 6.75%, 2014 (z)	120,000	58,270
GMAC Commercial Mortgage Securities, Inc., 8%, 2031 (z)	63,000	28,282
HSBC Finance Corp., 4.125%, 2009	429,000	425,447
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	61,084

		$1,130,226

Food & Beverages – 5.0%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$440,000	$440,228
ARAMARK Corp., 8.5%, 2015	300,000	273,000
B&G Foods, Inc., 8%, 2011	105,000	95,550
Brown-Forman Corp., 5.2%, 2012	530,000	545,949
Conagra Foods, Inc., 7.875%, 2010	292,000	308,694
Constellation Brands, Inc., 8.125%, 2012	95,000	94,050
Cott Beverages USA, Inc., 8%, 2011	95,000	51,300
Dean Foods Co., 7%, 2016	170,000	161,500
Del Monte Corp., 6.75%, 2015	110,000	105,050
Diageo Capital PLC, 7.375%, 2014	250,000	278,063
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	500,000	465,502
General Mills, Inc., 1.252%, 2010	290,000	285,294
General Mills, Inc., 5.65%, 2019	90,000	89,925
Kraft Foods, Inc., 4.125%, 2009	340,000	343,895
Kraft Foods, Inc., 6.75%, 2014	150,000	160,110
Kraft Foods, Inc., 6.125%, 2018	130,000	129,123
SABMiller PLC, 6.2%, 2011 (z)	300,000	300,107

		$4,127,340

Food & Drug Stores – 0.4%
CVS Caremark Corp., FRN, 2.502%, 2010	$320,000	$310,209

Forest & Paper Products – 0.4%
Abitibi-Consolidated, Inc., 8.375%, 2015 (a)	$135,000	$12,150
Georgia-Pacific Corp., 7.125%, 2017 (n)	95,000	87,163
Georgia-Pacific Corp., 8%, 2024	145,000	108,750
Graphic Packaging International Corp., 9.5%, 2013	60,000	44,700
Jefferson Smurfit Corp., 8.25%, 2012 (d)	70,000	5,600
Millar Western Forest Products Ltd., 7.75%, 2013	125,000	61,250
NewPage Holding Corp., 10%, 2012	20,000	6,050
Smurfit-Stone Container Corp., 8%, 2017 (d)	60,000	5,250

		$330,913

Gaming & Lodging – 0.9%
Boyd Gaming Corp., 6.75%, 2014	$110,000	$57,200
Circus & Eldorado Joint Venture, 10.125%, 2012	115,000	71,300
Firekeepers Development Authority, 13.875%, 2015 (z)	100,000	63,000
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)	115,000	7,475
Harrah’s Operating Co., Inc., 10.75%, 2016	324,000	45,360
Harrah’s Operating Co., Inc., 10%, 2018 (z)	74,000	20,720
Host Hotels & Resorts, Inc., 7.125%, 2013	80,000	63,400
Host Hotels & Resorts, Inc., 6.75%, 2016	50,000	36,000
MGM Mirage, 8.5%, 2010	250,000	113,750
MGM Mirage, 5.875%, 2014	55,000	22,825
Pinnacle Entertainment, Inc., 8.75%, 2013	10,000	8,900

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Pinnacle Entertainment, Inc., 7.5%, 2015		$240,000	$158,400
Station Casinos, Inc., 6%, 2012 (d)		85,000	26,350
Station Casinos, Inc., 6.875%, 2016 (d)		395,000	11,850
Station Casinos, Inc., 6.625%, 2018 (d)		290,000	8,700
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		375,000	41,250

			$756,480

Industrial – 0.9%
Blount International, Inc., 8.875%, 2012		$125,000	$125,625
JohnsonDiversey, Inc., 9.625%, 2012	EUR	50,000	52,612
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$265,000	221,275
Princeton University, 4.95%, 2019		310,000	313,165

			$712,677

Insurance – 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$450,000	$136,163

Insurance - Property & Casualty – 0.1%
USI Holdings Corp., 9.75%, 2015 (z)		$175,000	$77,438

International Market Quasi-Sovereign – 0.5%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	$176,546
Westpac Banking Corp., 3.25%, 2011 (z)		$200,000	202,872

			$379,418

International Market Sovereign – 19.4%
Federal Republic of Germany, 5.25%, 2010	EUR	480,000	$640,613
Federal Republic of Germany, 3.75%, 2015	EUR	614,000	831,462
Federal Republic of Germany, 4.25%, 2018	EUR	400,000	556,664
Federal Republic of Germany, 6.25%, 2030	EUR	305,000	499,222
Government of Australia, 6.25%, 2015	AUD	355,000	254,382
Government of Canada, 4.5%, 2015	CAD	356,000	316,141
Government of Canada, 5.75%, 2033	CAD	92,000	94,587
Government of Japan, 1.5%, 2012	JPY	44,000,000	465,189
Government of Japan, 1.3%, 2014	JPY	96,000,000	1,012,122
Government of Japan, 1.7%, 2017	JPY	137,000,000	1,481,988
Government of Japan, 2.2%, 2027	JPY	43,000,000	463,402
Government of Japan, 2.4%, 2037	JPY	45,000,000	499,583
Kingdom of Belgium, 5.5%, 2017	EUR	268,000	376,162
Kingdom of Denmark, 4%, 2015	DKK	774,000	136,581
Kingdom of Netherlands, 3.75%, 2014	EUR	365,000	479,086
Kingdom of Spain, 5.35%, 2011	EUR	1,139,000	1,551,774
Kingdom of Sweden, 4.5%, 2015	SEK	1,475,000	184,399
Province of Ontario, 2.625%, 2012		$800,000	796,448
Republic of Austria, 4.65%, 2018	EUR	367,000	485,108
Republic of France, 4.75%, 2012	EUR	297,000	407,875
Republic of France, 6%, 2025	EUR	245,000	375,222
Republic of France, 4.75%, 2035	EUR	411,000	564,610
Republic of Ireland, 4.6%, 2016	EUR	385,000	469,488
Republic of Italy, 4.75%, 2013	EUR	618,000	823,936
Republic of Italy, 5.25%, 2017	EUR	600,000	814,656
United Kingdom Treasury, 8%, 2015	GBP	316,000	585,668
United Kingdom Treasury, 8%, 2021	GBP	185,000	375,282
United Kingdom Treasury, 4.25%, 2036	GBP	190,000	265,819

			$15,807,469

Machinery & Tools – 0.1%
Case New Holland, Inc., 7.125%, 2014		$150,000	$102,750

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$610,000	$149,578
Goldman Sachs Group, Inc., 7.5%, 2019	144,000	142,624
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	31,471
Natixis S.A., 10% to 2018, FRN to 2049 (n)	310,000	61,613
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	500,000	162,656
Wells Fargo & Co., FRN, 1.453%, 2011	250,000	234,929

		$782,871

Medical & Health Technology & Services – 2.7%
Biomet, Inc., 10%, 2017	$130,000	$130,000
Biomet, Inc., 11.625%, 2017	105,000	97,125
Cardinal Health, Inc., 5.8%, 2016	279,000	251,898
Community Health Systems, Inc., 8.875%, 2015	390,000	369,038
Cooper Cos., Inc., 7.125%, 2015	100,000	89,375
DaVita, Inc., 6.625%, 2013	59,000	57,525
DaVita, Inc., 7.25%, 2015	321,000	311,370
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (z)	65,000	67,600
HCA, Inc., 6.375%, 2015	320,000	220,800
HCA, Inc., 9.25%, 2016	280,000	256,200
Psychiatric Solutions, Inc., 7.75%, 2015	90,000	78,975
U.S. Oncology, Inc., 10.75%, 2014	100,000	92,250
U.S. Oncology, Inc., FRN, 8.334%, 2012 (p)	102,000	61,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)	125,000	108,750

		$2,192,106

Metals & Mining – 1.3%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$88,825
FMG Finance Ltd., 10.625%, 2016 (n)	250,000	212,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	440,000	379,500
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	95,000	71,013
Peabody Energy Corp., 7.375%, 2016	220,000	214,500
Rio Tinto Finance USA Ltd., 5.875%, 2013	85,000	77,264

		$1,043,602

Mortgage Backed – 6.4%
Fannie Mae, 6%, 2029-2037	$1,260,228	$1,297,616
Fannie Mae, 6.5%, 2036	1,240,561	1,299,183
Freddie Mac, 5.5%, 2026	1,317,841	1,341,347
Ginnie Mae, 9%, 2016	66,824	72,075
Ginnie Mae, 11%, 2018-2019	67,183	75,531
Ginnie Mae, 5.612%, 2058	557,873	564,149
Ginnie Mae, 6.36%, 2058	544,011	565,028

		$5,214,929

Municipals – 0.4%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011	$230,000	$222,263
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	135,000	70,035

		$292,298

Natural Gas - Distribution – 0.4%
AmeriGas Partners LP, 7.125%, 2016	$170,000	$158,100
Inergy LP, 6.875%, 2014	150,000	138,000

		$296,100

Natural Gas - Pipeline – 2.3%
Atlas Pipeline Partners LP, 8.125%, 2015	$40,000	$25,400
Atlas Pipeline Partners LP, 8.75%, 2018	105,000	65,100
CenterPoint Energy, Inc., 7.875%, 2013	500,000	506,678
Colorado Interstate Gas Co., 6.8%, 2015	32,000	29,346
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	215,000	202,909

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
El Paso Corp., 6.875%, 2014		$130,000	$114,897
El Paso Corp., 8.25%, 2016		100,000	93,000
El Paso Corp., 7.25%, 2018		110,000	97,075
Enterprise Products Operating LP, 5.65%, 2013		500,000	478,264
OJSC AK Transneft, 5.67%, 2014 (n)		160,000	117,600
Williams Cos., Inc., 7.75%, 2031		80,000	66,400
Williams Partners LP, 7.25%, 2017		115,000	100,050

			$1,896,719

Network & Telecom – 4.4%
AT&T, Inc., 1.333%, 2010		$380,000	$378,154
AT&T, Inc., 4.95%, 2013		300,000	300,651
British Telecommunications PLC, 5.15%, 2013		255,000	234,184
Cincinnati Bell, Inc., 8.375%, 2014		205,000	187,575
Cincinnati Bell, Inc., 7%, 2015		135,000	122,850
Citizens Communications Co., 7.875%, 2027		110,000	80,300
Deutsche Telekom International Finance B.V., 8.5%, 2010		500,000	525,608
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	94,020
Qwest Communications International, Inc., 7.25%, 2011		$265,000	252,413
Qwest Communications International, Inc. “ B”, 7.5%, 2014		100,000	84,750
Qwest Corp., 8.875%, 2012		160,000	157,600
Qwest Corp., 7.5%, 2014		95,000	84,431
Telecom Italia Capital, 4.875%, 2010		500,000	488,083
Verizon Communications, Inc., 8.75%, 2018		440,000	503,221
Windstream Corp., 8.625%, 2016		120,000	115,200

			$3,609,040

Oil Services – 0.5%
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)		$103,000	$62,830
Weatherford International Ltd., 5.95%, 2012		370,000	350,584

			$413,414

Other Banks & Diversified Financials – 0.9%
American Express Centurion Bank, 5.2%, 2010		$300,000	$290,696
Export-Import Bank of Korea, 8.125%, 2014		152,000	155,580
Swedbank AB, 9% to 2010, FRN to 2049 (n)		300,000	89,547
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		500,000	192,318

			$728,141

Pharmaceuticals – 2.3%
Amgen, Inc., 4%, 2009		$265,000	$268,831
AstraZeneca PLC, FRN, 1.612%, 2009		490,000	489,908
GlaxoSmithKline Capital, Inc., 4.85%, 2013		230,000	241,187
Roche Holdings, Inc., 6%, 2019 (z)		630,000	636,103
Wyeth, 6.95%, 2011		250,000	266,034

			$1,902,063

Pollution Control – 0.4%
Allied Waste North America, Inc., 7.875%, 2013		$125,000	$124,688
Allied Waste North America, Inc., 7.125%, 2016		180,000	173,700

			$298,388

Precious Metals & Minerals – 0.1%
Alrosa Finance S.A., 8.875%, 2014		$110,000	$75,247

Printing & Publishing – 0.3%
American Media Operations, Inc., 9%, 2013 (z)(p)		$8,465	$5,079
American Media Operations, Inc., 14%, 2013 (z)(p)		87,297	43,649
Dex Media West LLC, 9.875%, 2013		316,000	48,190
Idearc, Inc., 8%, 2016 (a)		73,000	1,095

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
Nielsen Finance LLC, 10%, 2014	$130,000	$107,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	89,000	34,710
Quebecor World, Inc., 6.125%, 2013 (d)	75,000	2,344
Tribune Co., 5.25%, 2015 (d)	105,000	2,625

		$244,942

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 6.5%, 2018	$220,000	$193,255
Norfolk Southern Corp., 6.2%, 2009	130,000	130,097
Panama Canal Railway Co., 7%, 2026 (n)	122,000	63,440

		$386,792

Restaurants – 0.6%
YUM! Brands, Inc., 8.875%, 2011	$500,000	$532,468

Retailers – 1.1%
Couche-Tard, Inc., 7.5%, 2013	$30,000	$28,350
Home Depot, Inc., 2.046%, 2009	390,000	378,706
Macy’s Retail Holdings, Inc., 5.35%, 2012	300,000	226,258
Macy’s Retail Holdings, Inc., 7.875%, 2015	330,000	236,725
Rite Aid Corp., 9.5%, 2017	50,000	12,250
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	56,388

		$938,677

Specialty Chemicals – 0.1%
INVISTA, 9.25%, 2012 (n)	$100,000	$92,000

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$110,000	$92,950

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$290,000	$290,411

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$426,801

Telecommunications - Wireless – 1.9%
Alltel Corp., 7%, 2012	$268,000	$275,370
Crown Castle International Corp., 9%, 2015	65,000	63,375
MetroPCS Wireless, Inc., 9.25%, 2014	180,000	170,100
Rogers Communications, Inc., 6.8%, 2018	600,000	600,671
Sprint Nextel Corp., 8.375%, 2012	230,000	186,300
Sprint Nextel Corp., 8.75%, 2032	45,000	27,113
Sprint Nextel Corp., FRN, 1.866%, 2010	55,000	47,750
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	164,000	164,410

		$1,535,089

Telephone Services – 0.1%
Embarq Corp., 7.995%, 2036	$55,000	$42,900

Tobacco – 1.1%
Alliance One International, Inc., 8.5%, 2012	$95,000	$82,175
Altria Group, Inc., 9.25%, 2019	410,000	417,893
Reynolds American, Inc., 7.625%, 2016	130,000	114,200
Reynolds American, Inc., 6.75%, 2017	300,000	253,368

		$867,636

Transportation – 0.2%
IIRSA Norte Finance Ltd., 8.75%, 2024	$245,227	$177,790

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$165,000	$80,850

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Quality Distribution, Inc., 9%, 2010	$95,000	$34,675

		$115,525

U.S. Government Agencies and Equivalents – 1.9%
American Express Co., 3.15%, 2011 (m)	$300,000	$307,799
Citigroup, Inc., 2.875%, 2011 (m)	270,000	275,695
Freddie Mac, 2.875%, 2010	730,000	746,397
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	190,000	196,648

		$1,526,539

U.S. Treasury Obligations – 15.8%
U.S. Treasury Bonds, 12.5%, 2014 (f)	$5,309,000	$5,589,379
U.S. Treasury Bonds, 10.625%, 2015	2,590,000	3,804,467
U.S. Treasury Bonds, 8.875%, 2019	1,817,000	2,632,095
U.S. Treasury Bonds, 7.5%, 2024	615,000	884,543

		$12,910,484

Utilities - Electric Power – 5.2%
AES Corp., 8%, 2017	$105,000	$89,250
Dynegy Holdings, Inc., 7.5%, 2015	115,000	71,300
Dynegy Holdings, Inc., 7.125%, 2018	195,000	101,400
Edison Mission Energy, 7%, 2017	470,000	397,150
EDP Finance B.V., 6%, 2018 (n)	260,000	241,444
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	228,687
Enersis S.A., 7.375%, 2014	80,000	82,917
Exelon Generation Co. LLC, 6.95%, 2011	250,000	253,697
FirstEnergy Corp., 6.45%, 2011	500,000	499,475
Georgia Power Co., 6%, 2013	150,000	161,727
ISA Capital do Brasil S.A., 7.875%, 2012	100,000	95,000
Mirant North America LLC, 7.375%, 2013	180,000	164,700
NiSource Finance Corp., 7.875%, 2010	500,000	489,687
NRG Energy, Inc., 7.25%, 2014	60,000	56,550
NRG Energy, Inc., 7.375%, 2016	410,000	378,225
NRG Energy, Inc., 7.375%, 2017	70,000	64,750
Oncor Electric Delivery Co., 5.95%, 2013 (n)	430,000	421,956
PSEG Power LLC, 7.75%, 2011	174,000	180,860
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	570,000	287,850

		$4,266,625

Utilities - Gas – 0.3%
Sempra Energy, 7.95%, 2010	$250,000	$257,689

Total Bonds		$82,423,811

Floating Rate Loans – 1.9% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.45%, 2014	$10,913	$5,014
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.8%, 2014	185,850	85,388

		$90,402

Automotive – 0.4%
Accuride Corp., Term Loan B, 8%, 2012	$18,088	$12,047
Allison Transmission, Inc., Term Loan B, 3.2%, 2014	92,199	61,082
Federal-Mogul Corp., Term Loan B, 2.35%, 2014	134,700	63,309
Ford Motor Co., Term Loan B, 5%, 2013	65,957	21,079
General Motors, Term Loan B, 4.14%, 2013	202,016	72,365
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.23%, 2014	93,286	64,867
Mark IV Industries, Inc., Second Lien Term Loan, 10.38%, 2011	106,053	3,182

		$297,931

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – 0.1%
Gray Television, Inc., Term Loan, 2.51%, 2014 (o)	$68,079	$34,176
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	92,207	34,439
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	49,163	18,362

		$86,977

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3.87%, 2014	$20,188	$13,762

Business Services – 0.1%
First Data Corp., Term Loan B-1, 3.22%, 2014	$168,609	$110,671

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan, 3.21%, 2014 (o)	$89,768	$71,253
CSC Holdings, Inc., Incremental Term Loan, 2.2%, 2013	125,654	114,031

		$185,284

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013	$57,712	$24,940

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$46,366	$33,754

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.69%, 2014	$117,595	$5,880

Industrial – 0.0%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$19,450	$13,615

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Term Loan, 2.72%, 2014	$3,210	$2,718
Community Health Systems, Inc., Term Loan B, 3.43%, 2014	62,717	53,102
HCA, Inc., Term Loan B, 3.7%, 2013	144,850	122,097

		$177,917

Printing & Publishing – 0.2%
Nielsen Finance LLC, Term Loan B, 2.44%, 2013	$101,832	$79,895
Tribune Co., Incremental Term Loan, 6.5%, 2014 (d)	204,946	40,404

		$120,299

Specialty Chemicals – 0.0%
Lyondell Basell, Term Loan B-2, 2014 (o)	$53,977	$9,986
Lyondell Chemical Co., Term Loan B-2, 5.75%, 2014	85,448	17,837

		$27,823

Specialty Stores – 0.0%
Michaels Stores, Inc., Term Loan B, 2.76%, 2013	$42,409	$23,714

Utilities - Electric Power – 0.5%
Calpine Corp., DIP Term Loan, 4.33%, 2014	$144,607	$104,892
NRG Energy, Inc., Letter of Credit, 2.95%, 2013	40,082	36,805
NRG Energy, Inc., Term Loan, 2.67%, 2013	81,565	74,897
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.95%, 2014	246,145	153,533

		$370,127

Total Floating Rate Loans		$1,583,096

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc. (a)	1,657	$3,546

Trucking – 0.0%
Quality Distribution, Inc. (a)(z)	671	$1,295

Total Common Stocks		$4,841

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Issuer				Shares/Par	Value ($)
Preferred Stocks – 0.0%
Automotive – 0.0%
Preferred Blocker, Inc., 7% (z)				118	$20,149

	Strike Price		First Exercise
Warrants – 0.0%
Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	40	$0

Issuer				Shares/Par	Value ($)
Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value				1,992,296	$1,992,296

Total Investments					$86,024,193

Other Assets, Less Liabilities – (5.4)%					(4,382,863)

Net Assets – 100.0%					$81,641,330

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,746,068, representing 5.81% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/22/07 - 1/29/09	$5,079	$5,079
American Media Operations, Inc., 14%, 2013	1/22/07 - 1/29/09	43,649	43,649
CSC Holdings, Inc., 8.5%, 2014	1/08/09	35,637	38,400
EDF Energies Nouvelles S.A., 6.5%, 2019	1/21/09	448,596	456,746
Firekeepers Development Authority, 13.875%, 2015	4/22/08	97,404	63,000
Forest Oil Corp., 8.5%, 2014	2/11/09	71,382	68,250
Fresenius Medical Care AG & Co. KGaA, 9%, 2015	1/15/09 - 1/16/09	64,224	67,600
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/26/08	349,824	277,976
GMAC Commercial Mortgage Securities, Inc., 7%, 2012	1/23/09	49,375	41,728
GMAC Commercial Mortgage Securities, Inc., 6.75%, 2014	2/09/09	78,600	58,270
GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/26/08	37,447	28,282
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	82,512	20,720
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2/27/09 - 3/17/09	50,838	50,875
Jazztel PLC (Warrant)	10/09/02	79	0
LBI Media, Inc., 8.5%, 2017	7/18/07	98,350	30,000
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 12/11/07	159,669	16,200
Petrohawk Energy Corp., 10.5%, 2014	1/22/09 - 2/10/09	70,816	73,875
Preferred Blocker, Inc., 7%	12/26/08	90,860	20,149
Quality Distribution, Inc.	12/28/06	0	1,295
Roche Holdings, Inc., 6%, 2019	2/18/09	620,096	636,103
SABMiller PLC, 6.2%, 2011	1/09/09	298,917	300,107

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/09 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	$167,700	$77,438
Westpac Banking Corp., 3.25%, 2011	12/09/08	200,000	202,872
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	164,410	164,410

Total Restricted Securities			$2,743,024
% of Net Assets			3.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,013,740	$84,006,907	$3,546	$86,024,193
Other Financial Instruments	$(48,703)	$315,155	$—	$266,452

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	—	—
Net purchases (sales)	3,546	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/28/09	$3,546	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$101,336,174

Gross unrealized appreciation	$1,131,704
Gross unrealized depreciation	(16,443,685)

Net unrealized appreciation (depreciation)	$(15,311,981)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/09 - continued

(3) Derivative Contracts at 2/28/09

Forward Foreign Currency Exchange Contracts at 2/28/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	376,420	3/6/2009	$256,431	$240,650	$15,781
SELL	CAD	717,017	5/19/2009	568,346	563,790	4,556
SELL	DKK	776,068	3/6/2009	143,884	132,041	11,843
SELL	EUR	4,268,120	5/20/2009	5,498,620	5,409,530	89,090
SELL	JPY	278,134,918	5/18/2009	3,059,790	2,854,417	205,373
SELL	SEK	1,316,529	4/30/2009	147,752	146,165	1,587

						$328,230

Depreciation
SELL	EUR	27,565	5/20/2009	$34,720	$34,936	$(216)
SELL	GBP	786,203	5/18/2009	1,120,699	1,125,394	(4,695)
BUY	JPY	298,038,951	5/19/2009	3,252,990	3,058,767	(194,223)

						$(199,134)

Futures Contracts Outstanding at 2/28/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Long)	2	$246,688	Jun-09	$(6,741)
U.S. Treasury Note 5 yr (Long)	20	2,331,719	Jun-09	(6,008)
U.S. Treasury Note 10 yr (Long)	27	3,240,844	Jun-09	(35,954)

				$(48,703)

Swap Agreements at 2/28/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/13	USD 776,000	(a)	Morgan Stanley Capital Services, Inc.	(1)	5.00% (fixed rate)	$188,026
12/20/13	USD 240,000		JPMorgan Chase Bank	(2)	0.78% (fixed rate)	7,579
12/20/13	USD 300,000		Merrill Lynch International	(3)	2.00% (fixed rate)	(15,301)
3/20/14	USD 190,000		Morgan Stanley Capital Services, Inc.	(4)	1.75% (fixed rate)	5,755

						$186,059

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.10, Index.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics Inc., 6.875%, 6/01/18.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Aetna Inc., 6.625%, 6/15/36.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

(a)	Net unamortized premiums paid by the fund amounted to $44,777.

At February 28, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,233,398	(1,241,102)	1,992,296

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$558	$1,992,296

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2009, are as follows:

United States	67.5%
Japan	4.8%
United Kingdom	4.4%
Germany	3.8%
Canada	3.6%
Italy	3.1%
France	2.3%
Spain	1.9%
Netherlands	0.9%
Other Countries	7.7%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.